Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [abstract]
Intangible assets	INTANGIBLE ASSETS
11.1. Accounting policy
11.1.1. Initial recognition
Certain direct development costs associated with internally developed software and software enhancements of the Group’s technology platform are capitalized. Capitalized costs, which occur post determination by Management of technical feasibility, include external services and internal payroll costs. These costs are recorded as intangible assets over the development phase. Research and pre-feasibility development costs, as well as maintenance and training costs, are charged to profit or loss when incurred.
Separately acquired intangible assets are measured at cost on initial recognition. The cost of intangible assets acquired in a business combination corresponds to their fair value at the acquisition date.
11.1.2. Subsequent recognition
The useful lives of intangible assets are assessed as finite or indefinite. As of December 31, 2025 and 2024 the Group holds trademarks, patents and goodwill as indefinite life intangible assets. Intangible assets with finite useful lives are amortized over their estimated useful lives on a straight-line basis. Intangible assets with indefinite lives are not amortized. In both cases the intangible asset is tested for impairment whenever there is an indication that their carrying amount may not be recovered. For intangible assets with indefinite lives, the impairment test is annually mandatory.
The carrying amount of an intangible asset comprises of its cost net of accumulated amortization and any impairment losses recognized.
The useful life and the method of amortization for intangible assets with finite lives are reviewed at least at the end of each year or when a change in the use pattern of the asset is identified. Changes in estimated useful lives or expected consumption of future economic benefits embodied in the assets are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates, with prospective effects.
The amortization of intangible assets with definite lives is recognized in profit or loss as an expense consistent with the use of intangible assets.
Gains and losses resulting from the disposal or derecognition of intangible assets are measured as the difference between the net disposal proceeds (if any) and their carrying amount and are recognized in profit or loss.
11.1.3. Impairment test
The Group performs the impairment test of the assets in the scope of IAS 36 - Impairment of assets when (i) it observes an indication that an asset may be impaired or (ii) annually, whenever the entity has non-ready-to-use assets or goodwill. Assets of the Group subject to IAS 36 are intangible assets (including goodwill), property and equipment and investments in associates.
Assets are tested individually, whenever possible, or allocated to CGU or group of CGUs. For the purpose of goodwill impairment testing, goodwill is allocated to the CGU or group of CGUs, which are expected to benefit from the synergies of the business combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those CGU or groups of CGUs.
The impairment test consists of a comparison between (i) the carrying amount of the asset, CGU, or group of CGUs and (ii) its recoverable amount. The recoverable amount of an asset, CGU or group of CGUs is the higher of (i) its fair value less costs of disposal and (ii) its value in use. If the carrying amount exceeds the recoverable amount an impairment loss is recognized.
In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
Impairment losses of continuing operations are recognized in the statement of profit or loss as expenses consistent with the function of the impaired asset. Impairment losses can be reversed in future periods, except for impairment losses of goodwill.
See Note 11.4 for details in the model and key assumptions adopted in the annual goodwill impairment test.
11.2. Significant judgments, estimates and assumptions
11.2.1. Estimated useful lives
Accounting for intangible assets requires to estimate the useful life of those assets for amortization purposes. Useful life determination requires estimates in relation to the expected technological advances and alternative uses of assets. There is a significant element of judgment involved in making technological development assumptions, since the timing and nature of future technological advances are difficult to predict.
The Group evaluated the useful life of its intangible assets and concluded that no change of estimate of useful life and residual value of these assets was necessary for the year ended December 31, 2025.
The useful lives for the intangible assets with definite lives are presented below:

Estimated useful lives (years)

Software	3 – 5
Customer relationship	2 – 3
Trademarks and patents	7 – 20
Non-compete agreement	5
11.2.2. Value in use calculation in the impairment test
The value in use calculation is based on a DCF model. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are the most relevant for the impairment test of goodwill recognized by the Group.
11.3. Changes in Intangible assets

	December 31, 2024	Additions	Disposals(a)	Software business goodwill impairment loss (b)	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	Business combination (Note 23.3)	Transfer to assets held for sale (Note 1.1.2)	December 31, 2025

Cost
Goodwill - acquisition of subsidiaries	2,078,115	—	(13,009)	(157,991)	—	—	(1,128)	5,464	(1,240,071)	671,380
Customer relationship	1,795,256	4,847	(12,638)	—	(5,343)	—	—	5,321	(1,612,416)	175,027
Trademarks and patents	541,237	8	(1)	—	—	—	—	—	(221,437)	319,807
Software	1,419,762	164,703	(125,271)	—	399,886	118	(150)	6,498	(720,852)	1,144,694
Non-compete agreement	26,024	—	(1,659)	—	—	—	—	—	(24,365)	—
Software in progress	505,014	312,159	(3,240)	—	(394,543)	—	—	—	(17,171)	402,219
Service and operating rigths	—	16,418	—	—	—	—	—	—	—	16,418
Right-of-use assets - Software	82,829	1	(17,430)	—	—	—	—	—	—	65,400
	6,448,237	498,136	(173,248)	(157,991)	—	118	(1,278)	17,283	(3,836,312)	2,794,945
Accumulated amortization
Customer relationship	(403,324)	(39,555)	11,059	—	6,539	—	(2,354)	—	284,511	(143,124)
Trademarks and patents	(26,270)	(9,400)	782	—	—	—	(776)	—	3,521	(32,143)
Software	(510,936)	(195,299)	81,097	—	(6,539)	—	(926)	—	38,831	(593,772)
Non-compete agreement	(17,706)	(2,436)	1,647	—	—	—	—	—	18,495	—
Right-of-use assets - Software	(31,899)	(23,228)	15,992	—	—	—	675	—	(511)	(38,971)
	(990,135)	(269,918)	110,577	—	—	—	(3,381)	—	344,847	(808,010)

Intangible assets net	5,458,102	228,218	(62,671)	(157,991)	—	118	(4,659)	17,283	(3,491,465)	1,986,935

(a)Includes impairment losses of Software and Software in progress in the amount of R$ 33,804 for cost and R$ 30,891 for accumulated amortization.

	December 31, 2023	Additions	Disposals (a)	Software business goodwill impaiment	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	Business combination	December 31, 2024

Cost
Goodwill - acquisition of subsidiaries	5,634,903	—	(44,536)	(3,558,049)	—	—	10	45,787	2,078,115
Customer relationship	1,793,696	4,290	(8,054)	—	—	—	—	5,324	1,795,256
Trademarks and patents	550,999	2,067	(11,829)	—	—	—	—	—	541,237
Software	1,334,698	165,040	(172,031)	—	79,483	—	2,070	10,502	1,419,762
Non-compete agreement	26,024	—	—	—	—	—	—	—	26,024
Operating license	5,674	—	(5,674)	—	—	—	—	—	—
Software in progress	274,608	326,779	(17,230)	—	(79,143)	—	—	—	505,014
Right-of-use assets - Software	50,558	33,394	(1,121)	—	—	—	(2)	—	82,829
	9,671,160	531,570	(260,475)	(3,558,049)	340	—	2,078	61,613	6,448,237
Accumulated amortization
Customer relationship	(343,981)	(60,333)	990	—	—	—	—	—	(403,324)
Trademarks and patents	(20,219)	(9,401)	3,350	—	—	—	—	—	(26,270)
Software	(474,163)	(190,718)	154,787	—	(340)	(413)	(89)	—	(510,936)
Non-compete agreement	(12,834)	(4,872)	—	—	—	—	—	—	(17,706)
Operating license	(5,673)	—	5,673	—	—	—	—	—	—
Right-of-use assets - Software	(19,371)	(15,658)	3,130	—	—	—	—	—	(31,899)
	(876,241)	(280,982)	167,930	—	(340)	(413)	(89)	—	(990,135)

Intangible assets, net	8,794,919	250,588	(92,545)	(3,558,049)	—	(413)	1,989	61,613	5,458,102

(a)Includes impairment losses of Software and Software in progress in the amount of R$ 138,337 for cost and R$ 136,433 for accumulated amortization.
11.4. Impairment test
The Group performs its impairment test annually or more frequently if it observes an indication that a potential impairment exists by testing the impairment of the CGUs (or groups of CGUs) that contain goodwill and / or indefinite useful-life intangible assets. In 2024, the Group identified three CGUs. In 2025, following the classification of the Software businesses as assets held for sale (Note 1.1.2.), these businesses were treated as a separate unit, resulting in a total of four CGUs. Goodwill is allocated to three of these CGUs. The table below presents the goodwill and the indefinite useful-life intangible assets allocated to each CGU:

		October 31, 2025		October 31, 2024 (Recasted)
CGU	Description	Goodwill allocated	Indefinite useful-life intangible assets allocated	Goodwill allocated	Indefinite useful-life intangible assets allocated

CGU 1 – Financial services	Companies related to financial solutions are included in this CGU. The Group considers these companies as a CGU due to the integrated financial solutions provided by them.	443,764	14,513	443,764	14,516
CGU 2 – Software	This CGU includes technological solutions offered to the Group's customers.	227,238	27,258	218,766	27,255
CGU 3 –TAG	Due to the specific service related to financial assets registration provided by this enterprise and its independence of the other Group’s CGUs, the Group considers TAG as a separate CGU.	—	—	—	—
CGU 4 – Assets classified as held for sale(a)	This CGU includes assets classified as held for sale.	1,398,026	217,916	1,411,735	217,916

(a)After recognition of impairment loss. Comprises the assets subject to impairment testing related to Software business sale as Note 1.1..
The recoverable amount of the Group’s CGUs as of October 31, 2025 and as of October 31, 2024 has been determined based on a value in use calculation using cash flow projections from financial budgets approved by Board of Officers, covering a period of five years in 2025 and 2024.
The key assumptions considered in value in use calculation for all of the Group’s CGUs are as follows:
•Free cash flow to equity for the five years forecasted period.
•Average annual growth rate of the free cash flows over the five years forecast period, based on past performance and management’s expectations of market development and on current industry trends and including long-term inflation forecasts.
•Considered a pre-tax discount rate applied to discount future cash flows of 11.20% (2024 – between 11.12% and 11.83%), based on long-term interest rate, country risk premium, industry adjusted beta and other variables.
•Considered a perpetuity growth rate of 5.00% (2024 – 5.00%), based on long-term local inflation and real growth.
11.4.1.Result of annual impairment test as of October 31, 2024
As a result of the Group’s annual impairment test as of October 31, 2024, an impairment loss of R$ 3,558,049 was recognized for CGU 2 – Software, since the estimated recoverable amount of this cash generating unit was lower than the net book value. Although originally associated with CGU 2 – Software, this loss relates specifically to the portion of assets and goodwill reclassified to ‘Assets held for sale’ (presented as CGU 4), following the decision to sell these operations. For CGU 1 and CGU 3, management did not identify an impairment.
The impairment was charged to goodwill of CGU 2 – Software against profit and loss of discontinued operations (Software business goodwill impairment loss). The recoverable amount of CGU 2 on October 31, 2024 was estimated at R$ 4,402,426. After 3 years of the acquisition of Linx, the main asset of CGU 2, and as part of a strategic review performed during the fourth quarter of 2024, the Group revisited the strategy for the Software segment, as well as the achievable potential synergies of that segment with the Financial Services segment. As result of the strategic review, the Group reduced the estimates of both expected revenue growth and of synergies of CGU 2 which resulted in an impairment loss.
The impairment loss was reclassified to loss from discontinued operations for the year ended December 31, 2024.
11.4.2.Result of annual impairment test as of October 31, 2025
As of October 31, 2025, there were no indicators of impairment of finite-life intangible assets for CGU 1, 2 and 3. For CGU 4, management performed an analysis in accordance with the requirements of IFRS 5, considering the fair value less cost to sell of assets specifically related to the Software Business sale. As a result of the analysis, a reduction of the recoverable amount of R$157,991 was identified and recognized as part of discontinued operations as of December 31, 2025.
For CGU 1, 2 and 3, management did not identify an impairment. The Group carried out a sensitivity analysis of the impairment test considering four independent scenarios of key assumptions deterioration, as follows: (i) a decrease of 1,000 basis points in the average annual growth of the free cash flow over the five-year forecasted period; (ii) an increase of 100 basis points in the pre-tax discount rate; and (iii) a decrease of 50 basis points in the perpetuity rate applied after the last year of projected free cash flow. The sensitivity analysis did not indicate an impairment loss on the CGUs carrying amounts.